Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000153405 | Carrington Mortgage Loan Trust Series 2006-FRE1, 1.126, 2036-07-25
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000153405 | CIT Mortgage Loan Trust 2007-1, 6.061, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000153405 | Option One Mortgage Loan Trust 2007-CP1, 0, 2037-03-25
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153405 | Towd Point Mortgage Trust 2019-4, 4.161, 2059-10-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153405 | Seasoned Credit Risk Transfer Trust Series 2018-3, 0.944, 2057-08-25
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153405 | Citigroup Mortgage Loan Trust 2007-AHL1, 4.535, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153405 | CIT Mortgage Loan Trust 2007-1, 5.567, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153405 | Carrington Mortgage Loan Trust Series 2007-RFC1, 4.178, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153405 | RAAC Series 2007-SP3 Trust, 7.642, 2047-09-25
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153405 | Nationstar Home Equity Loan Trust 2007-B, 4.479, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153405 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153405 | CMO
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000153405 | ABS
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000153405 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000153405 | InvestmentType_Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	96.80%
C000153406 | Carrington Mortgage Loan Trust Series 2006-FRE1, 1.126, 2036-07-25
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000153406 | CIT Mortgage Loan Trust 2007-1, 6.061, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000153406 | Option One Mortgage Loan Trust 2007-CP1, 0, 2037-03-25
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153406 | Towd Point Mortgage Trust 2019-4, 4.161, 2059-10-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153406 | Seasoned Credit Risk Transfer Trust Series 2018-3, 0.944, 2057-08-25
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153406 | Citigroup Mortgage Loan Trust 2007-AHL1, 4.535, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153406 | CIT Mortgage Loan Trust 2007-1, 5.567, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153406 | Carrington Mortgage Loan Trust Series 2007-RFC1, 4.178, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153406 | RAAC Series 2007-SP3 Trust, 7.642, 2047-09-25
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153406 | Nationstar Home Equity Loan Trust 2007-B, 4.479, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153406 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153406 | CMO
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000153406 | ABS
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000153406 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000153406 | InvestmentType_Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	96.80%
C000153407 | Carrington Mortgage Loan Trust Series 2006-FRE1, 1.126, 2036-07-25
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000153407 | CIT Mortgage Loan Trust 2007-1, 6.061, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000153407 | Option One Mortgage Loan Trust 2007-CP1, 0, 2037-03-25
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153407 | Towd Point Mortgage Trust 2019-4, 4.161, 2059-10-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153407 | Seasoned Credit Risk Transfer Trust Series 2018-3, 0.944, 2057-08-25
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153407 | Citigroup Mortgage Loan Trust 2007-AHL1, 4.535, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153407 | CIT Mortgage Loan Trust 2007-1, 5.567, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153407 | Carrington Mortgage Loan Trust Series 2007-RFC1, 4.178, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153407 | RAAC Series 2007-SP3 Trust, 7.642, 2047-09-25
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153407 | Nationstar Home Equity Loan Trust 2007-B, 4.479, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153407 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153407 | CMO
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000153407 | ABS
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000153407 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000153407 | InvestmentType_Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	96.80%
C000215731 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215731 | 413197104 | Harmony Biosciences Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215731 | 36315X101 | Galapagos N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215731 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215731 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215731 | 04016X101 | Argenx S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215731 | G4766E116 | Indivior plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215731 | 09061G101 | BioMarin Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215731 | 803607100 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215731 | 268158201 | Dynavax Technologies Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215731 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000215731 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.90%
C000215731 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.10%
C000215729 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215729 | 413197104 | Harmony Biosciences Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215729 | 36315X101 | Galapagos N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215729 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215729 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215729 | 04016X101 | Argenx S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215729 | G4766E116 | Indivior plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215729 | 09061G101 | BioMarin Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215729 | 803607100 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215729 | 268158201 | Dynavax Technologies Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215729 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215729 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000215729 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.90%
C000215729 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.10%
C000215730 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215730 | 413197104 | Harmony Biosciences Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215730 | 36315X101 | Galapagos N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215730 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215730 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215730 | 04016X101 | Argenx S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215730 | G4766E116 | Indivior plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215730 | 09061G101 | BioMarin Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215730 | 803607100 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215730 | 268158201 | Dynavax Technologies Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215730 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000215730 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.90%
C000215730 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.10%
C000173003 | United States Treasury Bill2024-11-29
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000173003 | United States Treasury Bill2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000173003 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000173003 | Fidelity Government Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000173003 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173003 | S&P500 Emini Option, 2024-10-315800 2902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173003 | S&P Emini 3rd Week, 2024-11-155800 2902
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173003 | S&P500 Emini Option, 2024-11-295900 2902
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173003 | S&P Emini 3rd Week, 2024-10-185800 2902
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173003 | S&P Emini 3rd Week, 2024-10-185825 2902
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173003 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173003 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173003 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000173003 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000173003 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	27.90%
C000173003 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173003 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	69.80%
C000173004 | United States Treasury Bill2024-11-29
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000173004 | United States Treasury Bill2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000173004 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000173004 | Fidelity Government Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000173004 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173004 | S&P500 Emini Option, 2024-10-315800 2902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173004 | S&P Emini 3rd Week, 2024-11-155800 2902
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173004 | S&P500 Emini Option, 2024-11-295900 2902
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173004 | S&P Emini 3rd Week, 2024-10-185800 2902
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173004 | S&P Emini 3rd Week, 2024-10-185825 2902
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173004 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173004 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173004 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000173004 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000173004 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	27.90%
C000173004 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173004 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	69.80%
C000173005 | United States Treasury Bill2024-11-29
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000173005 | United States Treasury Bill2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000173005 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000173005 | Fidelity Government Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000173005 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173005 | S&P500 Emini Option, 2024-10-315800 2902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173005 | S&P Emini 3rd Week, 2024-11-155800 2902
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173005 | S&P500 Emini Option, 2024-11-295900 2902
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173005 | S&P Emini 3rd Week, 2024-10-185800 2902
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173005 | S&P Emini 3rd Week, 2024-10-185825 2902
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173005 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173005 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173005 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000173005 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000173005 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	27.90%
C000173005 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173005 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	69.80%
C000186116 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000186116 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000186116 | 85916J409 | Stereotaxis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000186116 | 6490995 | Keyence Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000186116 | 5889505 | Infineon Technologies A.G.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000186116 | 6356934 | FANUC Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000186116 | BN4P528 | Doosan Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000186116 | BD6NK36 | Kraken Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000186116 | 74276L105 | PROCEPT BioRobotics Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186116 | 004397105 | Accuray, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000186116 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000186116 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000186116 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000186116 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000186116 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000186116 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	76.60%
C000186116 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	19.20%
C000186117 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000186117 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000186117 | 85916J409 | Stereotaxis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000186117 | 6490995 | Keyence Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000186117 | 5889505 | Infineon Technologies A.G.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000186117 | 6356934 | FANUC Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000186117 | BN4P528 | Doosan Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000186117 | BD6NK36 | Kraken Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000186117 | 74276L105 | PROCEPT BioRobotics Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186117 | 004397105 | Accuray, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000186117 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000186117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000186117 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000186117 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000186117 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000186117 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	76.60%
C000186117 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	19.20%
C000186118 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000186118 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000186118 | 85916J409 | Stereotaxis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000186118 | 6490995 | Keyence Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000186118 | 5889505 | Infineon Technologies A.G.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000186118 | 6356934 | FANUC Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000186118 | BN4P528 | Doosan Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000186118 | BD6NK36 | Kraken Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000186118 | 74276L105 | PROCEPT BioRobotics Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186118 | 004397105 | Accuray, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000186118 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000186118 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000186118 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000186118 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000186118 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000186118 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	76.60%
C000186118 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	19.20%
C000227117 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000227117 | 64828T201 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227117 | 28852N109 | Ellington Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227117 | 552848103 | MGIC Investment Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227117 | 26817Q886 | Dynex Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227117 | 758075402 | Redwood Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227117 | 55272X607 | MFA Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227117 | 001228501 | AG Mortgage Investment Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227117 | 69356NAA2 | PHH Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227117 | 29249E109 | Enact Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227117 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000227117 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227117 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227117 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227117 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227117 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227117 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000227117 | Financials
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000227117 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	21.00%
C000227117 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	8.50%
C000227117 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000227117 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000227117 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227117 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000227117 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000227117 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	15.30%
C000227117 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	32.90%
C000227118 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000227118 | 64828T201 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227118 | 28852N109 | Ellington Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227118 | 552848103 | MGIC Investment Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227118 | 26817Q886 | Dynex Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227118 | 758075402 | Redwood Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227118 | 55272X607 | MFA Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227118 | 001228501 | AG Mortgage Investment Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227118 | 69356NAA2 | PHH Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227118 | 29249E109 | Enact Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227118 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000227118 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227118 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227118 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227118 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227118 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227118 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000227118 | Financials
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000227118 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	21.00%
C000227118 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	8.50%
C000227118 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000227118 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000227118 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227118 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000227118 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000227118 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	15.30%
C000227118 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	32.90%
C000227116 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000227116 | 64828T201 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227116 | 28852N109 | Ellington Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227116 | 552848103 | MGIC Investment Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227116 | 26817Q886 | Dynex Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227116 | 758075402 | Redwood Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227116 | 55272X607 | MFA Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227116 | 001228501 | AG Mortgage Investment Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227116 | 69356NAA2 | PHH Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227116 | 29249E109 | Enact Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227116 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000227116 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227116 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227116 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227116 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227116 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227116 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000227116 | Financials
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000227116 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	21.00%
C000227116 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	8.50%
C000227116 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000227116 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000227116 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227116 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000227116 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000227116 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	15.30%
C000227116 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	32.90%
C000213451 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000213451 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213451 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213451 | 912797GW1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213451 | 912797MA2 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213451 | 912797HP5 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213451 | 912797LV7 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213451 | 416515104 | Hartford Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213451 | 464286103 | iShares MSCI Australia ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213451 | 46641Q217 | JPMorgan BetaBuilders Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213451 | 150870103Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213451 | 22160K105Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213451 | 25278X109Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213451 | 934423104Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213451 | 14149Y108Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213451 | 833445109Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213451 | 58733R102Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213451 | 36262G101Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000213451 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000213451 | 12572Q105Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000213451 | 464288646Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000213451 | 912797LV7U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000213451 | 464286640Equity
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000213451 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000213451 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000213451 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000213451 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000213452 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000213452 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213452 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213452 | 912797GW1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213452 | 912797MA2 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213452 | 912797HP5 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213452 | 912797LV7 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213452 | 416515104 | Hartford Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213452 | 464286103 | iShares MSCI Australia ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213452 | 46641Q217 | JPMorgan BetaBuilders Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213452 | 150870103Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213452 | 22160K105Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213452 | 25278X109Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213452 | 934423104Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213452 | 14149Y108Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213452 | 833445109Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213452 | 58733R102Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213452 | 36262G101Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000213452 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000213452 | 12572Q105Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000213452 | 464288646Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000213452 | 912797LV7U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000213452 | 464286640Equity
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000213452 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000213452 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000213452 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000213452 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000213450 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000213450 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213450 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213450 | 912797GW1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213450 | 912797MA2 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213450 | 912797HP5 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213450 | 912797LV7 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213450 | 416515104 | Hartford Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213450 | 464286103 | iShares MSCI Australia ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213450 | 46641Q217 | JPMorgan BetaBuilders Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213450 | 150870103Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213450 | 22160K105Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213450 | 25278X109Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213450 | 934423104Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213450 | 14149Y108Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213450 | 833445109Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213450 | 58733R102Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213450 | 36262G101Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000213450 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000213450 | 12572Q105Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000213450 | 464288646Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000213450 | 912797LV7U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000213450 | 464286640Equity
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000213450 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000213450 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000213450 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000213450 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	38.10%